Note 6 - Leases	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
6.
Leases

The Company had leased assets under capital leases totaling
$49.3
million as of
March 31, 2018
and
$40.9
million as of
March 31, 2017.
The leases consist of a building lease expiring in
2030
with an interest rate of
5.15%
and several equipment leases all with
7
year terms and various interest rates between
3.37%
and
4.21%.

Leased assets under capital leases consist of the following:

	2018	2017

Land	$-	$-
Buildings	5,313	5,313
Equipment	43,980	35,597
	49,293	40,910
Less accumulated amortization	6,121	1,706
	$43,172	$39,204

The Company has operating leases for equipment expiring at various dates through
2031.
Operating leases generally provide for early purchase options one
year prior to expiration.

The following is a schedule, by year, of minimum operating and capital lease payments due as of
March
31,
2018
(in thousands):

Years ending March 31:	Operating	Capital
2019	$36,459	$7,679
2020	31,474	7,679
2021	25,254	7,678
2022	16,488	7,678
2023	9,610	7,678
2024-2031	4,369	9,744
Total minimum payment required	$123,654	$48,136
Less interest		6,127
Present value of minimum lease payments		42,009
Amount due within one year		6,113
Long-term capital lease obligation		$35,896

Lease expense in fiscal
2018,
2017
and
2016
was
$47.0
million,
$48.3
million and
$51.4
million, respectively.